ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		$ 13,474	$ 9,644		$ 7,176
Other comprehensive income (loss)		(945)	323		576
Other items (note 26)		0	0		9
Balance as		14,668	13,474		9,644
Chilean electricity transmission operation
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		641
Current tax expense reclassified from deferred tax expense		127
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		4,967	4,611		3,838
Other comprehensive income (loss)		(205)	128		358
Other items (note 26)		120	6		17
Balance as		4,513	4,967		4,611
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]	864	736		555
Other comprehensive income (loss)	[1]	(205)	128		358
Other items (note 26)	[1]	(450)			(177)
Balance as	[1]	209	864		736
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		976	957
Other comprehensive income (loss)		141	19
Other items (note 26)		(450)
Balance as		667	976		957
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(835)	(891)
Other comprehensive income (loss)		(501)	56
Other items (note 26)		0
Balance as		(1,336)	(835)		(891)
Limited Partners | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		28	215
Other comprehensive income (loss)		67	(187)
Other items (note 26)		0
Balance as		95	28		215
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(26)	(130)
Other comprehensive income (loss)		(70)	104
Other items (note 26)		0
Balance as		(96)	(26)		(130)
Limited Partners | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0	(4)
Other comprehensive income (loss)		(33)	4
Other items (note 26)		0
Balance as		(33)	0		(4)
Limited Partners | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(27)	(30)
Other comprehensive income (loss)		9	3
Other items (note 26)		0
Balance as		(18)	(27)		(30)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		748	619
Other comprehensive income (loss)		182	129
Other items (note 26)		0
Balance as		930	748		619
General Partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		25	27		23
Other comprehensive income (loss)		0	(1)		4
Balance as		22	25		27
General Partner | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]	6	7		4
Other comprehensive income (loss)		0	(1)	[1]	4	[1]
Other items (note 26)	[1]	(3)			(1)
Balance as	[1]	3	6		7
General Partner | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		7	7
Other comprehensive income (loss)		1	0
Other items (note 26)		(3)
Balance as		5	7		7
General Partner | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(6)	(5)
Other comprehensive income (loss)		(3)	(1)
Other items (note 26)		0
Balance as		(9)	(6)		(5)
General Partner | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		1	3
Other comprehensive income (loss)		1	(2)
Other items (note 26)		0
Balance as		2	1		3
General Partner | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0	(1)
Other comprehensive income (loss)		0	1
Other items (note 26)		0
Balance as		0	0		(1)
General Partner | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0	0
Other comprehensive income (loss)		0	0
Other items (note 26)		0
Balance as		0	0		0
General Partner | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0	0
Other comprehensive income (loss)		0	0
Other items (note 26)		0
Balance as		0	0		0
General Partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		4	3
Other comprehensive income (loss)		1	1
Other items (note 26)		0
Balance as		5	4		3
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		2,012	1,860		1,518
Other comprehensive income (loss)		(87)	56		147
Other items (note 26)		43	(6)		(15)
Balance as		1,823	2,012		1,860
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]	387	331		254
Other comprehensive income (loss)	[1]	(87)	56		147
Other items (note 26)	[1]	(188)			(70)
Balance as	[1]	112	387		331
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		425	417
Other comprehensive income (loss)		59	8
Other items (note 26)		(188)
Balance as		296	425		417
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(339)	(365)
Other comprehensive income (loss)		(213)	26
Other items (note 26)		0
Balance as		(552)	(339)		(365)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		11	88
Other comprehensive income (loss)		29	(77)
Other items (note 26)		0
Balance as		40	11		88
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(14)	(58)
Other comprehensive income (loss)		(29)	44
Other items (note 26)		0
Balance as		(43)	(14)		(58)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(2)	(3)
Other comprehensive income (loss)		(14)	1
Other items (note 26)		0
Balance as		(16)	(2)		(3)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		(8)	(9)
Other comprehensive income (loss)		4	1
Other items (note 26)		0
Balance as		(4)	(8)		(9)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		314	261
Other comprehensive income (loss)		77	53
Other items (note 26)		0
Balance as		391	314		$ 261
Non-controlling Interest - Exchange LP Units, equity [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income (loss)		4
Other items (note 26)		(163)
Balance as		71
Non-controlling Interest - Exchange LP Units, equity [Member] | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0
Other comprehensive income (loss)		4
Balance as		4	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0
Other comprehensive income (loss)		2
Balance as		2	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0
Other comprehensive income (loss)		1
Balance as		1	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0
Other comprehensive income (loss)		0
Balance as		0	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0
Other comprehensive income (loss)		(1)
Balance as		(1)	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0
Other comprehensive income (loss)		0
Balance as		0	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0
Other comprehensive income (loss)		0
Balance as		0	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as		0
Other comprehensive income (loss)		2
Balance as		$ 2	$ 0

[1]	Refer to Note 27, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.